Atlas America Fund
Schedule of Investments
(showing percentage of net assets)
March 31, 2025 (Unaudited)
1
Shares Value
Exchange-Traded Funds — 86.8%
Agricultural commodities — 7.4%
Invesco Agriculture Commodity Strategy NO K-1 ETF ...................................................................... 33,961 $ 1,194,069
Alternatives — 4.8%
Direxion Daily 20 Year Plus Treasury Bear 3x Shares ....................................................................... 22,443 779,670
Gold — 16.7%
iShares Gold Trust Micro* ................................................................................................. 46,984 1,464,491
SPDR Gold MiniShares Trust* ............................................................................................ 19,813 1,226,227
Total Gold 2,690,718
TIPS — 7.5%
iShares 0-5 Year TIPS Bond ETF .......................................................................................... 11,644 1,204,805
U.S. Treasury — 50.4%
iShares 1-3 Year Treasury Bond ETF ...................................................................................... 17,467 1,445,045
iShares U.S. Treasury Bond ETF .......................................................................................... 38,016 873,798
Schwab Short-Term U.S. Treasury ETF .................................................................................... 59,333 1,444,165
SPDR Portfolio Short Term Treasury ETF .................................................................................. 49,407 1,444,660
U.S. Treasury 2 Year Note ETF ........................................................................................... 29,808 1,444,794
Vanguard Short-Term Treasury ETF ....................................................................................... 24,619 1,444,889
Total U.S. Treasury 8,097,351
Total Exchange-Traded Funds
(Cost $13,674,442) 13,966,613
Real Estate Investment Trusts — 13.4%
REITS — 13.4%
Acadia Realty Trust ....................................................................................................... 465 9,742
Agree Realty Corp. ....................................................................................................... 465 35,893
Alexandria Real Estate Equities, Inc. ...................................................................................... 772 71,418
American Assets Trust, Inc. ............................................................................................... 279 5,619
American Tower Corp. .................................................................................................... 981 213,466
Apartment Investment and Management Co. ............................................................................... 550 4,840
AvalonBay Communities, Inc. ............................................................................................. 563 120,831
BXP, Inc. ................................................................................................................. 711 47,772
Centerspace ............................................................................................................. 62 4,015
COPT Defense Properties ................................................................................................ 527 14,371
Crown Castle, Inc. ........................................................................................................ 1,734 180,735
DiamondRock Hospitality Co. ............................................................................................. 840 6,485
Digital Realty Trust, Inc. ................................................................................................... 1,445 207,054
Easterly Government Properties, Inc. ...................................................................................... 465 4,929
Elme Communities ....................................................................................................... 372 6,473
Empire State Realty Trust, Inc. ............................................................................................ 614 4,801
Equinix, Inc. .............................................................................................................. 262 213,622
Equity Residential ........................................................................................................ 1,640 117,391
Essex Property Trust, Inc. ................................................................................................. 299 91,664
Five Point Holdings LLC* ................................................................................................. 493 2,633
Gladstone Commercial Corp. ............................................................................................. 155 2,322
Global Medical REIT, Inc. ................................................................................................. 248 2,170
Global Net Lease, Inc. .................................................................................................... 930 7,477

Atlas America Fund
Schedule of Investments
(Continued)
(showing percentage of net assets)
March 31, 2025 (Unaudited)
2
Shares Value
Real Estate Investment Trusts (continued)
HA Sustainable Infrastructure Capital, Inc. ................................................................................. 465 $ 13,597
Healthpeak Properties, Inc. ............................................................................................... 2,938 59,406
Innovative Industrial Properties, Inc. ....................................................................................... 184 9,953
JBG SMITH Properties ................................................................................................... 302 4,865
Kennedy-Wilson Holdings, Inc. ............................................................................................ 559 4,852
Kilroy Realty Corp. ....................................................................................................... 527 17,265
LTC Properties, Inc. ...................................................................................................... 186 6,594
Monarch Casino & Resort, Inc. ............................................................................................ 62 4,820
Paramount Group, Inc. ................................................................................................... 1,140 4,902
Park Hotels & Resorts, Inc. ............................................................................................... 736 7,860
Pebblebrook Hotel Trust .................................................................................................. 474 4,802
Piedmont Office Realty Trust, Inc. ......................................................................................... 558 4,112
Plymouth Industrial REIT, Inc. ............................................................................................. 217 3,537
Realty Income Corp. ...................................................................................................... 3,513 203,789
Sabra Health Care REIT, Inc. ............................................................................................. 1,060 18,518
Safehold, Inc. ............................................................................................................ 265 4,961
Saul Centers, Inc. ........................................................................................................ 93 3,355
SBA Communications Corp. ............................................................................................... 422 92,844
SITE Centers Corp. ....................................................................................................... 213 2,735
SL Green Realty Corp. .................................................................................................... 278 16,041
STAG Industrial, Inc. ...................................................................................................... 870 31,424
Strawberry Fields REIT, Inc. ............................................................................................... 217 2,584
Tanger, Inc. .............................................................................................................. 439 14,834
UDR, Inc. ................................................................................................................ 1,297 58,585
UMH Properties, Inc. ..................................................................................................... 341 6,377
Veris Residential, Inc. ..................................................................................................... 382 6,463
VICI Properties, Inc. ...................................................................................................... 4,258 138,896
Vornado Realty Trust ..................................................................................................... 786 29,074
Total Real Estate Investment Trusts
(Cost $2,161,285) 2,152,768
Money Market Funds
— 0.2%
Dreyfus Government Cash Management, 4.23%(a)
(Cost $28,328) ........................................................................................................... 28,328 28,328
Total Investments — 100.4%
(Cost $15,864,055) 16,147,709
Other Assets and Liabilities,
Net — (0.4)% (72,201)
Net Assets — 100% $ 16,075,508
_______________
* Non Income Producing.
(a) Rate shown reflects the 7-day yield as of March 31, 2025.

Atlas America Fund
Schedule of Investments
(Continued)
(showing percentage of net assets)
March 31, 2025 (Unaudited)
3
Summary of Investment Type
Asset Class % of Net Assets
Exchange-Traded Funds ........................................................................... 86.8%
Real Estate Investment Trusts ...................................................................... 13.4%
Money Market Funds ............................................................................. 0.2%
Total Investments ................................................................................ 100.4%
Liabilities in Excess of Other Assets .................................................................. (0.4)%
Net Assets ..................................................................................... 100.0%